Non-Controlling Interests - Summarized Statement of Loss and Comprehensive Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Disclosure of subsidiaries [line items]
Revenue	$ 920,448	[1]	$ 909,006	[2]
Nova [Member]
Disclosure of subsidiaries [line items]
Revenue	237,539		259,325
Earnings (loss) and comprehensive income (loss)	$ 577		$ 3,327

[1]	The Company has eliminated $56.0 million for the year ended December 31, 2024 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.
[2]	The Company has eliminated $46.9 million for the year ended December 31, 2023 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.